Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 540,473	$ 279,735
Term deposits	1,136	35,000
Accounts receivable and other	122,778	91,113
Inventories	235,890	198,872
Current derivative assets	2,502	0
Assets held for sale	27,627	27,738
Current assets	930,406	632,458
Restricted cash	2,085	2,033
Deferred tax assets	14,748	14,507
Other assets	185,209	120,065
Non-current derivative assets	7,036	0
Property, plant and equipment	3,755,559	3,596,262
Goodwill	92,591	92,591
Assets held for sale	4,987,634	4,457,916
Current liabilities
Trade and other current payables	254,030	191,705
Current portion of lease liabilities	5,020	4,777
Current portion of asset retirement obligations	4,019	3,980
Current derivative liabilities	279	0
Liabilities associated with assets held for sale	10,867	10,479
Current liabilities	274,215	210,941
Debt	636,059	494,414
Lease liabilities	12,092	12,164
Employee benefit plan obligations	10,261	8,910
Asset retirement obligations	125,090	105,893
Non-current derivative liabilities	18,843	0
Deferred income tax liabilities	399,109	424,726
Total liabilities	1,475,669	1,257,048
Equity
Share capital	3,413,365	3,241,644
Treasury stock	(19,263)	(20,454)
Contributed surplus	2,617,216	2,618,212
Accumulated other comprehensive loss	(4,751)	(42,284)
Deficit	(2,488,420)	(2,593,050)
Total equity attributable to shareholders of the Company	3,518,147	3,204,068
Attributable to non-controlling interests	(6,182)	(3,200)
Total equity	3,511,965	3,200,868
Total liabilities and equity	$ 4,987,634	$ 4,457,916